Quarterly Holdings Report
for

Fidelity® Puritan® Fund

November 30, 2019

PUR-QTLY-0120
1.809105.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	283,725	$17,092
Entertainment - 1.7%
Activision Blizzard, Inc.	2,009,159	110,162
Electronic Arts, Inc. (a)	209,608	21,173
LiveXLive Media, Inc. (a)(b)(c)	6,578,305	12,630
The Void LLC (a)(d)(e)(f)	40,946	23,557
The Walt Disney Co.	1,571,913	238,271
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	26,182,064	70,430
		476,223
Interactive Media & Services - 5.7%
Alphabet, Inc. Class C (a)	749,967	978,677
Facebook, Inc. Class A (a)	2,795,007	563,585
		1,542,262
Media - 0.9%
Comcast Corp. Class A	4,501,854	198,757
Vice Holding, Inc. (a)(e)(f)	86,301	53,717
		252,474
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,467,380	115,263

TOTAL COMMUNICATION SERVICES		2,403,314

CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A (a)	162,562	6,990
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	2,649,700	64,924
McDonald's Corp.	658,692	128,102
Penn National Gaming, Inc. (a)	255,000	5,873
Restaurant Brands International, Inc.	526,991	34,596
		233,495
Household Durables - 0.2%
Blu Homes, Inc. (a)(e)(f)	14,988,638	26
D.R. Horton, Inc.	789,894	43,721
		43,747
Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	419,509	83,902
Amazon.com, Inc. (a)	355,284	639,795
The Booking Holdings, Inc. (a)	44,033	83,840
		807,537
Leisure Products - 0.2%
Peloton Interactive, Inc.	1,846,568	58,549
Multiline Retail - 0.8%
Dollar General Corp.	572,136	90,031
Dollar Tree, Inc. (a)	1,419,463	129,824
		219,855
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,032,529	121,126
The Home Depot, Inc.	731,975	161,408
TJX Companies, Inc.	2,051,290	125,395
		407,929
Textiles, Apparel & Luxury Goods - 1.4%
Brunello Cucinelli SpA	1,336,300	49,500
LVMH Moet Hennessy Louis Vuitton SE	253,457	113,473
NIKE, Inc. Class B	1,562,767	146,103
Tapestry, Inc.	260,913	7,016
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	69,218
		385,310

TOTAL CONSUMER DISCRETIONARY		2,163,412

CONSUMER STAPLES - 3.6%
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	1,620,225	50,130
Monster Beverage Corp. (a)	1,175,967	70,346
PepsiCo, Inc.	425,721	57,826
The Coca-Cola Co.	3,534,821	188,759
		367,061
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	364,157	109,178
Kroger Co.	210,000	5,741
Walmart, Inc.	2,252,056	268,197
		383,116
Household Products - 0.2%
Kimberly-Clark Corp.	249,218	33,978
Procter & Gamble Co.	100,018	12,208
		46,186
Personal Products - 0.2%
Coty, Inc. Class A	1,216,000	14,033
Estee Lauder Companies, Inc. Class A	152,183	29,747
L'Oreal SA (a)	10,560	3,010
		46,790
Tobacco - 0.5%
Altria Group, Inc.	2,473,071	122,912

TOTAL CONSUMER STAPLES		966,065

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Hess Corp.	2,874,871	178,501
Noble Energy, Inc.	337,603	7,009
Pioneer Natural Resources Co.	586,612	74,992
Reliance Industries Ltd.	2,004,500	43,336
		303,838
FINANCIALS - 9.7%
Banks - 5.0%
Bank of America Corp.	13,538,498	451,103
Citigroup, Inc.	122,924	9,234
HDFC Bank Ltd. sponsored ADR	326,192	20,142
JPMorgan Chase & Co.	4,069,333	536,175
M&T Bank Corp.	238,212	39,243
SunTrust Banks, Inc.	475,717	33,700
Wells Fargo & Co.	4,815,500	262,252
		1,351,849
Capital Markets - 2.9%
CME Group, Inc.	700,058	141,923
Intercontinental Exchange, Inc.	589,494	55,513
London Stock Exchange Group PLC	883,500	78,562
Moody's Corp.	446,552	101,220
Morningstar, Inc.	408,754	64,215
MSCI, Inc.	418,470	108,463
S&P Global, Inc.	538,088	142,405
The Blackstone Group LP	1,280,870	69,449
Tradeweb Markets, Inc. Class A	599,875	26,832
		788,582
Consumer Finance - 0.6%
American Express Co.	1,423,904	171,039
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,096,119	241,475
Insurance - 0.3%
American International Group, Inc.	1,476,225	77,738

TOTAL FINANCIALS		2,630,683

HEALTH CARE - 10.2%
Biotechnology - 2.6%
AbbVie, Inc.	1,641,574	144,015
ACADIA Pharmaceuticals, Inc. (a)	667,855	30,247
Acceleron Pharma, Inc. (a)	178,000	8,715
Amgen, Inc.	1,312,925	308,170
Blueprint Medicines Corp. (a)	120,744	9,906
Neurocrine Biosciences, Inc. (a)	349,693	40,778
Vertex Pharmaceuticals, Inc. (a)	754,885	167,396
		709,227
Health Care Equipment & Supplies - 3.8%
Alcon, Inc. (a)	293,068	16,204
Becton, Dickinson & Co.	573,868	148,345
Boston Scientific Corp. (a)	4,380,615	189,462
Danaher Corp.	1,566,008	228,606
DexCom, Inc. (a)	156,067	35,476
Edwards Lifesciences Corp. (a)	232,624	56,979
Hologic, Inc. (a)	934,928	47,981
Intuitive Surgical, Inc. (a)	248,858	147,548
Stryker Corp.	801,572	164,210
		1,034,811
Health Care Providers & Services - 1.6%
Centene Corp. (a)	626,400	37,878
Cigna Corp.	515,058	102,970
Humana, Inc.	196,589	67,082
UnitedHealth Group, Inc.	798,429	223,456
		431,386
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	179,821	11,669
Bruker Corp.	1,746,201	89,388
Thermo Fisher Scientific, Inc.	515,452	161,826
		262,883
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	3,293,756	159,681
Eli Lilly & Co.	119,824	14,061
Roche Holding AG (participation certificate)	129,340	39,875
Zoetis, Inc. Class A	1,014,844	122,309
		335,926

TOTAL HEALTH CARE		2,774,233

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.4%
Harris Corp.	68,358	13,746
Northrop Grumman Corp.	700,356	246,364
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	8,800
Class C (a)(e)(f)	5,607	1,200
The Boeing Co.	56,800	20,799
TransDigm Group, Inc.	155,802	88,355
		379,264
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	594,879	71,225
Airlines - 0.1%
Delta Air Lines, Inc.	749,721	42,967
Building Products - 0.1%
Owens Corning	257,738	17,284
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	138,418	12,319
Edenred SA	589,000	29,236
TulCo LLC (a)(d)(e)(f)	42,857	23,493
		65,048
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	685,977	63,172
Electrical Equipment - 0.6%
AMETEK, Inc.	1,513,795	149,881
Generac Holdings, Inc. (a)	243,877	24,022
		173,903
Industrial Conglomerates - 0.6%
General Electric Co.	14,980,391	168,829
Machinery - 0.7%
Gardner Denver Holdings, Inc. (a)	1,733,631	58,718
Ingersoll-Rand PLC	397,312	52,092
ITT, Inc.	49,200	3,433
PACCAR, Inc.	353,000	28,724
Parker Hannifin Corp.	221,300	43,992
		186,959
Professional Services - 0.5%
Experian PLC	469,000	15,557
IHS Markit Ltd. (a)	1,597,900	116,087
		131,644
Road & Rail - 1.2%
Lyft, Inc.	2,376,400	116,396
Uber Technologies, Inc.	2,826,241	83,657
Union Pacific Corp.	670,972	118,084
		318,137

TOTAL INDUSTRIALS		1,618,432

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,202,183	54,471
IT Services - 4.4%
Accenture PLC Class A	920,080	185,083
Automatic Data Processing, Inc.	228,800	39,074
Black Knight, Inc. (a)	809,899	51,032
Fidelity National Information Services, Inc.	1,576,008	217,726
Global Payments, Inc.	266,944	48,344
MasterCard, Inc. Class A	963,664	281,612
MongoDB, Inc. Class A (a)	208,423	30,993
Visa, Inc. Class A	1,797,996	331,748
		1,185,612
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	1,390,237	54,428
Analog Devices, Inc.	1,121,413	126,664
ASML Holding NV	545,495	147,622
Broadcom, Inc.	129,160	40,842
Lam Research Corp.	433,316	115,622
Marvell Technology Group Ltd.	3,603,915	95,035
Micron Technology, Inc. (a)	2,155,639	102,414
NVIDIA Corp.	963,269	208,779
NXP Semiconductors NV	545,556	63,055
Qualcomm, Inc.	1,975,518	165,055
Xilinx, Inc.	270,287	25,077
		1,144,593
Software - 5.6%
Adobe, Inc. (a)	791,627	245,032
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	3,329
DocuSign, Inc. (a)	138,921	9,893
HubSpot, Inc. (a)	78,503	11,854
Intuit, Inc.	111,104	28,764
Microsoft Corp.	6,897,033	1,044,070
Salesforce.com, Inc. (a)	812,628	132,369
Workday, Inc. Class A (a)	285,800	51,192
		1,526,503
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	2,349,506	627,905

TOTAL INFORMATION TECHNOLOGY		4,539,084

MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	295,000	69,717
CF Industries Holdings, Inc.	2,223,297	102,739
Linde PLC	505,713	104,283
Sherwin-Williams Co.	166,982	97,372
		374,111
Containers & Packaging - 0.4%
Avery Dennison Corp.	792,689	103,343
Metals & Mining - 0.4%
Barrick Gold Corp.	6,816,868	114,523

TOTAL MATERIALS		591,977

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	1,194,776	255,718
Ant International Co. Ltd. Class C (a)(e)(f)	1,782,512	13,155
Crown Castle International Corp.	1,417,138	189,415
Equinix, Inc.	225,882	128,041
Equity Residential (SBI)	331,230	28,188
Prologis, Inc.	233,343	21,363
		635,880
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	364,671	85,267
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	1,162,094	30,830

TOTAL UTILITIES		116,097

TOTAL COMMON STOCKS
(Cost $13,181,186)		18,743,015

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(e)(f)	38,589,900	9,358
Series D (e)(f)	40,824,742	9,900
		19,258
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	9,001
Series E (a)(e)(f)	1,020,158	19,995
		28,996
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	13,647
Series F (a)(e)(f)	157,251	4,221
		17,868
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc.:
Series C (a)(e)(f)	1,881,874	27,494
Series D (e)(f)	342,241	5,000
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	24,835
Series F (e)(f)	223,676	4,028
		61,357

TOTAL CONSUMER DISCRETIONARY		127,479

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (a)(e)(f)	370,500	3,368
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	51
Mulberry Health, Inc.:
Series A-8 (a)(e)(f)	2,960,879	15,249
Series A-9 (a)(e)(f)	700,782	3,609
Series AA-9 (a)(e)(f)	58,145	299
		19,208

TOTAL HEALTH CARE		22,576

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	11,111
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc. Series C (a)(e)(f)	1,050,307	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $189,646)		161,166
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.94% 12/12/19
(Cost $6,706)	6,710	6,707
	Shares	Value (000s)

Fixed-Income Funds - 29.9%
Fidelity High Income Central Fund (g)	11,889,347	$1,314,962
Fidelity Investment Grade Bond Central Fund (g)	60,627,637	6,826,672
TOTAL FIXED-INCOME FUNDS
(Cost $7,887,327)		8,141,634

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.61% (h)	177,659,648	177,695
Fidelity Securities Lending Cash Central Fund 1.61% (h)(i)	1,491,967	1,492
TOTAL MONEY MARKET FUNDS
(Cost $179,185)		179,187
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,444,050)		27,231,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,126)
NET ASSETS - 100%		$27,223,583

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $428,090,000 or 1.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,063
Blu Homes, Inc.	6/10/13	$5,000
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A-8	1/20/16	$20,000
Mulberry Health, Inc. Series A-9	3/23/18	$5,000
Mulberry Health, Inc. Series AA-9	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Neutron Holdings, Inc. Series D	1/25/19	$9,900
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,100
Tory Burch LLC Class B	12/31/12 - 5/14/15	$66,361
TulCo LLC	8/24/17 - 12/14/17	$15,022
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$49,143

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,297
Fidelity High Income Central Fund	20,105
Fidelity Investment Grade Bond Central Fund	52,549
Fidelity Securities Lending Cash Central Fund	41
Total	$73,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$1,357,271	$22,899	$55,721	$(513)	$(8,974)	$1,314,962	51.0%
Fidelity Investment Grade Bond Central Fund	7,256,004	52,546	436,418	13,511	(58,971)	6,826,672	25.5%
Total	$8,613,275	$75,445	$492,139	$12,998	$(67,945)	$8,141,634

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$14,613	$--	$8	$--	$(1)	$(1,974)	$12,630
Total	$14,613	$--	$8	$--	$(1)	$(1,974)	$12,630

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach, income approach and cost approach and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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